Annual Total Returns [BarChart] - Voya Government Money Market Portfolio - Class I	May 01, 2021
Bar Chart Table:
2011	0.02%
2012	0.03%
2013	0.02%
2014	0.02%
2015	0.01%
2016	0.18%
2017	0.61%
2018	1.56%
2019	1.96%
2020	0.29%